EQUI-VEST® ExpressSM (Series 700)

Equitable Financial Life Insurance Company of America

Issued through: Variable Account AA

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Updating Summary Prospectus for Existing Investors

May 1, 2026

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146650. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The EQUI-VEST® ExpressSM (Series 700) are variable and fixed deferred annuity contracts. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is a complex investment that involves risks, including potential loss of principal and previously credited interest. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives.

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, negative contract adjustments, taxes, and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. It is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Additional information about certain investment products, including variable annuities and fixed annuities with market value adjustments, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

#67766

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you purchased your contract.

INVESTMENT OPTIONS

There have been changes to the “Appendix Investment options available under the contract” in this Summary Prospectus.

Investment Options No Longer Available: EQ/AB Sustainable U.S. Thematic Portfolio; Invesco V.I. High Yield Fund; Invesco V.I. Main Street Mid Cap Fund; Invesco V.I. Small Cap Equity Fund; MFS® Investors Trust Series; Principal VC Equity Income Account.

Investment Option Name Change: Nomura VIP High Income Series (formerly known as Macquarie VIP High Income Series).

EXCHANGE OFFER

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity, variable and fixed maturity options contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

How to reach us

There have been changes to the addresses listed under “For correspondence with checks:” section.

For NQ and IRA owners who send contributions individually by USPS and whose contract was transferred on July 1, 2025 to Equitable Financial Life Insurance Company of America:

Equitable Financial Life Insurance Company of America

EQUI-VEST® Individual Annuity Lock Box # 773389

P.O. Box 773389

Detroit, MI 48277 – 3389

For NQ and IRA owners who send contributions individually by USPS and whose contract is still with Equitable Financial Life Insurance Company:

Equitable

EQUI-VEST Processing Office

Individual Annuity Lock Box

P.O. Box 13459

Newark, NJ 07188-0459

For NQ and IRA contributions remitted by employers and sent by USPS:

Equitable

EQUI-VEST® ExpressSM

Unit Annuity Lock Box

P.O. Box 13463

Newark, NJ 07188-0463

For NQ and IRA contributions sent using express delivery:

Equitable

EQUI-VEST® Processing Office

8501 IBM Dr., Suite 150-GR

Charlotte, NC 28262-4333

Important information you should consider about the contract

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes, or tax penalties.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Are There Transaction Charges?

Yes. In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” in the prospectus.

Are There Ongoing Fees and Expenses?

Yes. The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.95%	2.00%
	Portfolio Company fees and expenses(2)	0.54%	3.04%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025, and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

	Lowest Annual Cost $1,394	Highest Annual Cost $4,038

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of contract and Portfolio fees and expenses

•

No optional benefits

•

No sales charges

•

No additional contributions, transfers or withdrawals

•

No contract adjustments

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of contract, optional benefits and Portfolio fees and expenses

•

No sales charges

•

No additional contributions, transfers or withdrawals

•

No contract adjustments

	For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in the prospectus.

What Are the Risks Associated with the Investment options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios). Each investment option, including the fixed maturity options, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options in the prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and optional benefits. The general obligations, fixed maturity options, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

RESTRICTIONS
Are There Restrictions on the Investment options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

For more information see “About the Separate Account” in “More information” in the prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

The standard death benefit offered with the contract was available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the restrictions on investment options, see “Portfolios of the Trusts” and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in the prospectus.

Are There Any Restrictions on Contract Benefits?

Yes. At any time, we have the right to limit or terminate your contributions to the contract. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the death benefit. For additional information about the optional benefits see “Benefits available under the contract” in this prospectus.

TAXES
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146650. You can request this information at no cost by calling 877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	15.79%	2.91%	8.89%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.28%	12.50%	13.55%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.46%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	7.39%	-0.01%	12.95%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.82%		6.32%	-0.19%	1.31%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.37%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	13.43%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Fixed Income	Multimanager Core Bond(1) — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Fixed Income	Fidelity® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.62%		6.93%	-0.21%	2.45%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

(b) Fixed investment options

The following is a list of Fixed investment options currently available under the contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

Note: If amounts are removed from a Fixed investment options before the end of its term, we may apply a market value adjustment. This may result in a significant reduction in your account value.

Name	Term	Minimum Guaranteed Rate of Interest
Principal assurance allocation	7 years to 10 years	3.0%
General dollar-cost averaging	N/A	N/A
Fixed Maturity Options	1 year to 10 years	3.0%

For more information, please see “Principal assurance allocation” under “Benefits available under the contract” and also “Fixed Maturity Options” under “Purchasing the Contract” and “Market Value Adjustment” under “Charges, Fees, and Adjustments” in the prospectus.

EQUI-VEST® ExpressSM (Series 700)

Issued by

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and Statements of Additional Information (“SAI”) that include additional information about EQUI-VEST® ExpressSM (Series 700), Equitable Financial Life Insurance Company of America and Variable Account AA and Equitable Financial Life Insurance Company and Separate Account A, respectively. The Prospectus and SAI each dated May 1, 2026, are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146650.

Class/Contract Identifier: C000247531; C000257555 (EFLOA)

Class/Contract Identifier: C000024808; C000257554 (EFLIC)